Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 01, 2008
COMMITMENTS AND CONTINGENCIES [Abstract]
certain pre-acquisition contingencies			$ 6,632
Pre-acquisition contingencies relating to VAT related matters			2,907
Pre-acquisition contingencies relating to withholding tax related matters			1,703
Pre-acquisition contingencies relating to provisions for claims and others			1,511
Pre-acquisition contingencies relating to income tax related matters			511
Remaining pre-acquisition contingencies	1,026	1,039
Contractual obligations for port expansion	3,372
contractual obligations for the construction of four tank barges	1,629
Contractual obligations for the acquisition of the chartered in fleet	$ 12,813
Guarantee and idemnity letter	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2014.